Short-Term Investments - Schedule of Short-Term Investments Balance (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Schedule Of Investments [Line Items]
Short-term investments	¥ 316,201	$ 45,419	¥ 168,993
RMB
Schedule Of Investments [Line Items]
Short-term investments	141,189	141,189	100,022	$ 100,022
US$
Schedule Of Investments [Line Items]
Short-term investments	¥ 175,012	$ 25,087	¥ 68,971	$ 10,049